Other interim disclosures (Details 3) $ in Millions	Jun. 30, 2026 USD ($)
Avidity Biosciences, Inc. [member] | Bridge loan [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 11,000